Branch Closure Costs (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Canada [Member] branch	Sep. 30, 2012 Canada [Member] branch	Sep. 30, 2011 Canada [Member] branch	Dec. 11, 2013 Subsequent Event [Member] United Kingdom [Member] branch
Restructuring Cost and Reserve [Line Items]
Number of branches closed				12	63	0	1
Branch closure costs	123	1,574	0
Lease buy-out costs	80	1,389	0
Severance costs	10	60	0
Other expenses	33	125	0
Accrued liability included in branch closure costs	94	879	0